Note 18 - Financial Instruments With Off-balance Sheet Risk	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments with Off-balance Sheet Risk [Text Block]
NOTE
1
8
Financial Instruments with Off-Balance Sheet Risk
The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. These commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement by the Company.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contract amount of these commitments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

	December 31, Contract Amount
(Dollars in thousands)	2017	2016
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family	$3,792	7,587
Commercial real estate	12,968	33,953
Non-real estate commercial	6,495	420
Undisbursed balance of loans closed	44,712	39,841
Unused lines of credit	103,811	100,893
Letters of credit	1,867	1,902
Total commitments to extend credit	$173,645	184,596
Forward commitments	$5,629	9,595

Commitments to extend credit are agreements to lend to a customer
, at the customer’s request, as long as there is
no
violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may
require payment of a fee. Since a portion of the commitments are expected to expire without being drawn upon, the total commitment amounts do not
necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on the loan type and on management's credit evaluation of the borrower. Collateral consists primarily of residential and commercial real estate and personal property.

Forward c
ommitments represent commitments to sell loans to a
third
party following the closing of the loan and are entered into in the normal course of business by the Bank.

The Bank issued standby letters of credit which guarantee the performance of customers to third
parties. The standby letters of credit
outstanding expire over the next
34
months and totaled
$1.9
million at
December 31, 2017
and
December 31, 2016.
The letters of credit are collateralized primarily with commercial real estate mortgages. Draws on standby letters of credit would be initiated by the secured party under the terms of the underlying obligation. Since the conditions under which the Bank is required to fund the standby letters of credit may
not
materialize, the cash requirements are expected to be less than the total outstanding commitments.

The Company has certain obligations and commitments to make future payments under existing contracts. At
December 31,
201
7,
the aggregate contractual obligations (excluding bank deposits) and commercial commitments were as follows:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$5,740	888	1,740	1,679	1,433
Total contractual obligations	$5,740	888	1,740	1,679	1,433

	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$53,691	25,433	17,175	11,033	50
Commitments to lend	39,965	13,691	994	13,110	12,170
Standby letters of credit	1,867	1,546	321	0	0
Total other commercial commitments	$95,523	40,670	18,490	24,143	12,220